Operating Leases (Tables)	12 Months Ended
Mar. 31, 2026
Operating leases [Abstract]
Schedule of Operating Lease

Operating lease right-of-use assets as of March 31, 2026 and 2025 were as follows:

	As of March 31,
	2026	2025

Office and warehouse	$359,500	$341,730
Less: accumulated depreciation	(238,079)	(165,082)
Total right-of-use assets, net	$121,421	$176,648

Operating lease liabilities as of March 31, 2026 and 2025 consisted of the following:

	As of March 31,
	2026	2025

Office and warehouse	$121,421	$176,648
Total operating lease liabilities, net	$121,421	$176,648

Current portion and non-current portion of operating lease liabilities as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025

Non-current portion of operating lease liabilities – related party	$53,442	$115,419
Current portion of operating lease liabilities – related party	67,979	61,229
Total operating lease liabilities	$121,421	$176,648

Schedule of Maturity Analysis of Operating Lease Liabilities

Maturity analysis of operating lease liabilities as of March 31, 2026 is as follows:

	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	5.40%
Less than one year	500,400	$72,543
Between one to two years	375,300	54,407

Total undiscounted cash flows	875,700	$126,950
Less: imputed interest	(38,139)	(5,529)
Operating lease liabilities	837,561	121,421